As filed with the Securities and Exchange Commission on September 9, 2016.

File No. 333-210510

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

(650) 312-2000
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class C, Class R, Class R6 and Advisor Class Shares of beneficial interest, no par value, of Franklin Growth Opportunities Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B are incorporated by reference to the definitive materials electronically filed made on May 27, 2016, under Accession No. 0000872625-16-000072.

PART C

OTHER INFORMATION

Item 15. Indemnification

 The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

(1))	Copies of the charter of the Registrant as now in effect;

(a)

Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2012

(b)

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated April 11, 2007 and effective October 21, 2008

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2012

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

Second Amended and Restated By-Laws of Franklin Strategic Series, a Delaware statutory trust effective as of April 11, 2007

Filing: Post-Effective Amendment No. 51 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2007

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Plan of Reorganization of the Franklin Strategic Series on behalf of Franklin Growth Opportunities Fund and Franklin Flex Cap Growth Fund dated August 5, 2016

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2012

(b)

Articles II, VI, VII ,and VIII of the By-Laws of the Registrant

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2012

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(b)

Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(c)

Amended and Restated Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(d)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund (formerly Franklin California Growth Fund) and Franklin Advisers, Inc., dated July 12, 1993

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(e)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund (formerly Franklin Small Cap Growth Fund) and Franklin Natural Resources Fund and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(f)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(g)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Focused Core Equity Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(h)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2008

(i)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2008

(j)

Addendum to Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated January 1, 2008

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2008

(k)

Amended and Restated Investment Management Agreement Between the Registrant, on behalf of Franklin Small Cap Growth Fund And Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(l)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(m)

Investment Management Agreement between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin Templeton Investment Management Limited dated September 6, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(n)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated May 1, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(o)

Investment Management Agreement between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin Advisers, Inc., dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(p)

Sub-Advisory Agreement on behalf of Franklin Flexible Alpha Bond Fund, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Amended and Restated Distribution Agreement between the Registrant on behalf of its series and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2012

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 58 to

Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(b)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 23, 1998

(d)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(e)

Amendment dated June 7, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(f)

Amendment dated June 7, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(g)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(h)

Amendment dated February 8, 2016 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(i)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(j)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(k)

Amendment dated June 7, 2016 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2016

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Flex Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(b)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(c)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(d)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(e)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(f)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(g)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(h)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  September 24, 2009

(i)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(j)

Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Focused Core Equity Fund, Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund, Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(k)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(l)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(m)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(n)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Government Bond Fund and Franklin/Templeton Distributors, Inc., dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(o)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc. dated March 4, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(p)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin/Templeton Distributors, Inc. dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(q)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin/Templeton Distributors, Inc. dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(r)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Flexible Alpha Bond Fund and Franklin/Templeton Distributors, Inc. dated August 3, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(s)

Amended and Restated Multiple Class Plan for Franklin Natural Resources Fund dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(t)

Amended and Restated Multiple Class Plan for Franklin Strategic Income Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(u)

Amended and Restated Multiple Class Plan for Franklin Growth Opportunities Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(v)

Amended and Restated Multiple Class Plan for Franklin Flex Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(w)

Amended and Restated Multiple Class Plan for Franklin Small Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(x)

Amended and Restated Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(y)

Amended and Restated Multiple Class Plan for Franklin Focused Core Equity Fund, dated December 6, 2012

Filing: Post-Effective Amendment No. 62 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: April 30, 2013

(z)

Amended and Restated Multiple Class Plan for Franklin Biotechnology Discovery Fund dated March 4, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(aa)

Multiple Class Plan for Franklin Global Government Bond Fund dated July 17, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(bb)

Multiple Class Plan for Franklin Flexible Alpha Bond Fund dated May 19, 2015

Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: July 29, 2015

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated March 31, 2016 Filing: Registration Statement on Form N-14 File No. 333-210510 Filing Date: March 31, 2016

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Tax Opinion dated August 26, 2016

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Natural Resources Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2015

(b)

Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2015

(c)

Subcontract for Fund Administrative Services between Franklin Templeton Services, LLC and Franklin Templeton Investment Management Limited for the Registrant, on behalf of Franklin Global Government Bond Fund dated August 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(d)

Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Biotechnology Discovery Fund

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(e)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(f)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant, on behalf of Franklin Flexible Alpha Bond Fund dated August 3, 2015

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 27, 2015

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm Filing: Registration Statement on Form N-14 File No. 333-210510 Filing Date: March 31, 2016

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated February 23, 2016 Filing: Registration Statement on Form N-14 File No. 333-210510 Filing Date: March 31, 2016

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: August 27, 2014

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 8th day of September, 2016.

Franklin Strategic Series

(Registrant)

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	Chief Executive Officer – Investment
Edward B. Jamieson	Management
Dated: September 8, 2016

LAURA F. FERGERSON*	Chief Executive Officer – Finance
Laura F. Fergerson	And Administration
Dated: September 8, 2016

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer
Dated: September 8, 2016

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: September 8, 2016

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: September 8, 2016

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: September 8, 2016

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: September 8, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 8, 2016

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: September 8, 2016

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: September 8, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: September 8, 2016

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: September 8, 2016

*By:  /s/Karen L. Skidmore

Karen L. Skidmore

      Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)

FRANKLIN STRATEGIC SERIES

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(4)(a)	Plan of Reorganization of the Franklin Strategic Series on behalf of Franklin Growth Opportunities Fund and Franklin Flex Cap Growth Fund dated August 5, 2016	Attached

EX-99.(12)(a)	Tax Opinion dated August 26, 2016	Attached